Income taxes - Deferred taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 7,984,015	R$ 545,213
Non-current liabilities	12,596	11,377
Derivative, passive temporary difference	1,321,614	1,506,354
Derivative, asset temporary difference	3,552,449	828,264
Lease, passive temporary difference	1,763,847	1,766,776
Lease, asset temporary difference	2,370,791	2,122,886
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,124,914	6,752,162
Tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	796,831	1,209,968
Negative tax basis of social contribution
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	307,143	457,030
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	324,873	324,158
Operating provisions and other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,308,352	1,214,807
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,385,034	2,384,153
Derivatives losses (“MtM”)(2)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,230,835
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	625,745	654,358
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	539,157	151,578
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	606,944	356,110
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	6,153,495	6,218,326
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,589,887	1,301,654
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,066,883	1,137,483
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	733,640	799,857
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	947,482	640,063
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,317,095	1,115,432
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	342,141	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	137,928	150,691
Derivatives gains ("MtM")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		678,090
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R$ 18,439	R$ 24,109